Borrowings - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions, $ in Millions				3 Months Ended	12 Months Ended
		Mar. 30, 2020 USD ($)	Mar. 21, 2019 USD ($)	Sep. 28, 2019 USD ($)	Oct. 03, 2020 USD ($)	Oct. 03, 2020 HKD ($)	Oct. 03, 2020 CNY (¥)	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)	Oct. 03, 2020 CNY (¥)	Mar. 30, 2020 CAD ($)	Mar. 20, 2019 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description					These bank facilities (other than the facility expiring April 2021) support commercial paper borrowings. All of the facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, or a fixed spread in the case of the facility expiring in April 2021, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard & Poor’s. The spread above LIBOR can range from 0.18% to 1.80%.	These bank facilities (other than the facility expiring April 2021) support commercial paper borrowings. All of the facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, or a fixed spread in the case of the facility expiring in April 2021, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard & Poor’s. The spread above LIBOR can range from 0.18% to 1.80%.	These bank facilities (other than the facility expiring April 2021) support commercial paper borrowings. All of the facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, or a fixed spread in the case of the facility expiring in April 2021, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard & Poor’s. The spread above LIBOR can range from 0.18% to 1.80%.
Line of Credit Facility, Committed Capacity					$ 17,250
Letters of Credit, amount outstanding					988
Borrowings				$ 46,986	58,628			$ 46,986
Gain (Loss) on Extinguishment of Debt					0			511	$ 0
Interest capitalized					157			222	125
Interest expense, net of capitalized interest					1,647			1,246	$ 682
Letters Of Credit under Revolving Credit Facility Expiring In March 2023
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity					500
Commercial paper
Debt Instrument [Line Items]
Borrowings				5,342	$ 2,023			5,342
Stated interest rate	[1]				0.00%					0.00%
Borrowings, Effective Interest Rate	[2]				0.96%					0.96%
Commercial paper | Minimum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.18%	0.18%	0.18%
Commercial paper | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.80%	1.80%	1.80%
U.S. Dollar Denominated Notes
Debt Instrument [Line Items]
Borrowings	[3]			39,424	$ 52,736			39,424
Long-term Debt, Percentage Bearing Fixed Interest, Amount					$ 51,200
Stated interest rate	[1],[3]				3.81%					3.81%
Long-term Debt, Percentage Bearing Variable Interest, Amount					$ 1,500
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate					0.61%					0.61%
Borrowings, Effective Interest Rate	[2],[3]				3.08%					3.08%
U.S. Dollar Denominated Notes | Minimum
Debt Instrument [Line Items]
Debt Instrument, Term					1 year	1 year	1 year
Stated interest rate					1.65%					1.65%
U.S. Dollar Denominated Notes | Maximum
Debt Instrument [Line Items]
Debt Instrument, Term					76 years	76 years	76 years
Stated interest rate					9.50%					9.50%
Foreign Currency Denominated Canadian Debt
Debt Instrument [Line Items]
Borrowings		$ 1,000									$ 1,300		$ 900	$ 1,300
Debt Instrument, Maturity Date		Mar. 31, 2027			Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Stated interest rate		3.057%									3.057%		2.76%	2.76%
Loans | Hong Kong Disneyland Resort
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests					$ 97	$ 800
Loans | Shanghai Disney Resort
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Loans | HIBOR | Hong Kong Disneyland Resort
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%	2.00%	2.00%
Loans | Maximum | Shanghai Disney Resort
Debt Instrument [Line Items]
Stated interest rate					8.00%					8.00%
Shendi Loan | Shanghai Disney Resort
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests					$ 1,100		¥ 7,600
Shendi Loan | Maximum | Shanghai Disney Resort
Debt Instrument [Line Items]
Stated interest rate					8.00%					8.00%
Line of Credit | Hong Kong Disneyland Resort
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests					$ 271	$ 2,100
Line of Credit | Shanghai Disney Resort
Debt Instrument [Line Items]
Stated interest rate					8.00%					8.00%
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests					$ 200		¥ 1,400
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests, Outstanding					$ 90					¥ 600
Line of Credit | HIBOR | Hong Kong Disneyland Resort
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.25%	1.25%	1.25%
Existing Line of Credit 3
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date					Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Line of Credit Facility, Committed Capacity					$ 5,250
Existing Line of Credit 4
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date					Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Line of Credit Facility, Committed Capacity					$ 3,000
Existing Line of Credit 1
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date					Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021
Line of Credit Facility, Committed Capacity					$ 5,000
Existing Line of Credit 2
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date					Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023
Line of Credit Facility, Committed Capacity					$ 4,000
Disney Cruise Line
Debt Instrument [Line Items]
Loan to Cost Ratio					80.00%	80.00%	80.00%
Disney Cruise Line | Credit Facility available beginning October 2021
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity					$ 1,000
Stated interest rate					3.48%					3.48%
Disney Cruise Line | Credit Facility available beginning August 2023
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity					$ 1,100
Stated interest rate					3.80%					3.80%
Disney Cruise Line | Credit Facility available beginning August 2024
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity					$ 1,100
Stated interest rate					3.74%					3.74%
TFCF | Bridge Loan
Debt Instrument [Line Items]
Line of Credit Facility, Committed Capacity												$ 31,100
Repayments of Lines of Credit			$ 16,100	15,000
TFCF | Public Debt
Debt Instrument [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				280				280				21,200
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Noncurrent Liabilities Long Term Debt, Principle Balance				260				260				$ 17,400
Debt Assumed Exchanged for Parent Ratio												96.00%
Debt Assumed Exchanged for Parent, Principle Balance				2,700				2,700				$ 16,800
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Noncurrent Liabilities Long Term Debt, Carrying Value of Notes Exchanged				$ 3,500				3,500
Extinguishment of Debt, Amount								4,300
Gain (Loss) on Extinguishment of Debt								$ 511
TFCF | Yankees Entertainment and Sports Network | Long-term Debt
Debt Instrument [Line Items]
Borrowings												$ 1,100

[1]	The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at October 3, 2020; these rates are not necessarily an indication of future interest rates.
[2]	The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.
[3]	Includes net debt issuance discounts, costs and purchase accounting adjustments totaling a net premium of $2.2 billion and a net premium of $2.5 billion at October 3, 2020 and September 28, 2019, respectively.